UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2023				101,228,857	20,847,553
Beginning balance at Dec. 31, 2023	$ 769,273			$ 9	$ 2	$ 871,527	$ (246,761)	$ (151)	$ 144,647
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B to Class A shares (in shares)				8,794,222	(8,794,222)
Class B to Class A shares	0			$ 1	$ (1)
Net loss	(12,906)						(10,075)		(2,831)
Stock-based compensation (in shares)				428,018
Stock-based compensation	4,526			$ 1		4,525
RSU taxes paid on behalf of employees	(530)					(530)
Foreign currency translation adjustment	71							61	10
Ending balance (in shares) at Jun. 30, 2024				110,451,097	12,053,331
Ending balance at Jun. 30, 2024	760,434			$ 11	$ 1	875,522	(256,836)	(90)	141,826
Beginning balance (in shares) at Dec. 31, 2024		112,026,440	10,666,528	112,026,440	10,666,528
Beginning balance at Dec. 31, 2024	729,937			$ 11	$ 1	951,260	(289,204)	251	67,618
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B to Class A shares (in shares)				300,000	(300,000)
Class B to Class A shares	0					1,902			(1,902)
Net loss	(185,226)						(169,439)		(15,787)
Stock-based compensation (in shares)				729,281
Stock-based compensation	5,648					5,648
RSU taxes paid on behalf of employees	(238)					(238)
Foreign currency translation adjustment	(1,155)							(1,054)	(101)
Ending balance (in shares) at Jun. 30, 2025		113,055,721	10,366,528	113,055,721	10,366,528
Ending balance at Jun. 30, 2025	$ 548,966			$ 11	$ 1	$ 958,572	$ (458,643)	$ (803)	$ 49,828